UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bull Path Capital Management LLC
Address: 150 E. 52nd St,
         31st Floor
         New York, New York  10022

13F File Number:  28-11556

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Spector
Title:     Principal
Phone:     212-520-2570

Signature, Place, and Date of Signing:

     Richard Spector     New York, NY/USA     April 20, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $391,794 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    23090   527300 SH       Sole                   527300        0        0
AFFILIATED MANAGERS GROUP      COM              008252108     9199    84900 SH       Sole                    84900        0        0
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN   01881G106     9204   104002 SH       Sole                   104002        0        0
AMERICAN TOWER CORP            CL A             029912201    22854   586743 SH       Sole                   586743        0        0
BALL CORP                      COM              058498106    16143   352082 SH       Sole                   352082        0        0
BALLY TECHNOLOGIES INC         COM              05874B107     5824   247000 SH       Sole                   247000        0        0
BOYD GAMING CORP               COM              103304101    11508   241563 SH       Sole                   241563        0        0
CARROLS RESTAURANT GROUP INC   COM              14574X104     9722   670027 SH       Sole                   670027        0        0
COMCAST CORP NEW               CL A             20030N101    22889   882049 SH       Sole                   882049        0        0
CORPORATE EXECUTIVE BRD CO     COM              21988R102    23241   305961 SH       Sole                   305961        0        0
CROWN CASTLE INTL CORP         COM              228227104    15751   490234 SH       Sole                   490234        0        0
DOMINOS PIZZA INC              COM              25754A201     9043   278500 SH       Sole                   278500        0        0
ENSCO INTL INC                 COM              26874Q100     4896    90000 SH       Sole                    90000        0        0
EQUINIX INC                    COM NEW          29444U502     7024    82028 SH       Sole                    82028        0        0
EXPRESS SCRIPTS INC            COM              302182100    18637   230880 SH       Sole                   230880        0        0
FIBERTOWER CORP                COM              31567R100     4618   889799 SH       Sole                   889799        0        0
FRANKLIN RES INC               COM              354613101    11574    95787 SH       Sole                    95787        0        0
GARMIN LTD                     ORD              G37260109    11826   218400 SH       Sole                   218400        0        0
GRANT PRIDECO INC              COM              38821G101    13033   261500 SH       Sole                   261500        0        0
HUMANA INC                     COM              444859102    10724   184826 SH       Sole                   184826        0        0
INTUIT                         COM              461202103    11573   423000 SH       Sole                   423000        0        0
ISLE OF CAPRI CASINOS INC      COM              464592104     2639   102993 SH       Sole                   102993        0        0
LAZARD LTD                     SHS A            G54050102    13778   274570 SH       Sole                   274570        0        0
MCDONALDS CORP                 COM              580135101    12054   267572 SH       Sole                   267572        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103     2106  1052835 SH       Sole                  1052835        0        0
NEUSTAR INC                    CL A             64126X201    11089   389900 SH       Sole                   389900        0        0
PENN NATL GAMING INC           COM              707569109    11209   264237 SH       Sole                   264237        0        0
PETSMART INC                   COM              716768106     2436    73916 SH       Sole                    73916        0        0
PROTECTIVE LIFE CORP           COM              743674103     5419   123046 SH       Sole                   123046        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    12277   415482 SH       Sole                   415482        0        0
SCHLUMBERGER LTD               COM              806857108    12704   183850 SH       Sole                   183850        0        0
SIRIUS SATELLITE RADIO INC     COM              82966U103    11238  3512000 SH       Sole                  3512000        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108     8790   590700 SH       Sole                   590700        0        0
UNIVERSAL AMERN FINL CORP      COM              913377107     2019   104200 SH       Sole                   104200        0        0
USA MOBILITY INC               COM              90341G103     4654   233505 SH       Sole                   233505        0        0
WADDELL & REED FINL INC        CL A             930059100     7009   300566 SH       Sole                   300566        0        0